Restructuring and Other Related Charges (Notes)	12 Months Ended
Dec. 31, 2013
Restructuring and Other Related Charges [Abstract]
Restructuring and Other Related Charges

Company-wide Reorganization Program
During 2010, the Company initiated a Company-wide Reorganization Program ("CWR"), including a reshaping of the organization with the objective of deploying resources closer to the customers, allowing Omnicare to become more responsive to customer needs, better leveraging the Omnicare platform and better positioning the Company for potential growth.  The CWR program was completed in the third quarter of 2012 with the completion of the relocation of the Corporate office. The Company recorded restructuring and other related charges for the CWR program of approximately $8.9 million in the third quarter of 2012 and $11.9 million cumulatively since 2010. The majority of the charges were recorded in the Corporate/Other segment.

Details of the Company-wide Reorganization Program restructuring related charges are as follows (pretax, in thousands):

	Balance at December 31, 2011	2012 Provision/ Accrual	Utilized during 2012	Balance at December 31, 2012	Utilized during 2013	Balance at December 31, 2013
Restructuring charges:
Employee severance	$27	$—	$(27)	$—	$—	$—
Employment agreement buy-outs	368	—	(368)	—	—	—
Lease terminations	—	7,944	(1,189)	6,755	(2,309)	4,446
Other assets, fees and facility exit costs	—	731	(364)	367	(305)	62
Total restructuring charges	$395	8,675	$(1,948)	$7,122	$(2,614)	$4,508
Other related charges		281
Total restructuring and other related charges		$8,956

The remaining liabilities at December 31, 2013 represent amounts not yet paid relating to actions taken in connection with the program (primarily lease payments).  The provision/accrual and corresponding payment amounts relating to employee severance were accounted for in accordance with the authoritative guidance for employers’ accounting for postemployment benefits; and the provision/accrual and corresponding payment amounts relating to employment agreement buy-outs are being accounted for in accordance with the authoritative guidance regarding accounting for costs associated with exit or disposal activities.